Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Held (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ 471	$ 4,069
Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(56)	(82)
Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	303	105
Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(2,451)	(1,795)
Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,574	5,622
Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	101	219
Prices in active markets for identical assets/liabilities
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	44	(39)
Prices in active markets for identical assets/liabilities | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	44	(39)
Prices in active markets for identical assets/liabilities | Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Other observable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(1,610)	1,642
Other observable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(56)	(82)
Other observable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	303	105
Other observable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(2,451)	(1,795)
Other observable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	487	3,191
Other observable inputs | Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	107	223
Unobservable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,037	2,466	$ 1,909
Unobservable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,043	2,470
Unobservable inputs | Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ (6)	$ (4)